Stockholders' Equity (Details) - Schedule of Share-based Compensation, Shares Authorized Under Stock Option Plans, by Exercise Price Range - $ / shares		6 Months Ended	12 Months Ended
	May 31, 2017	Nov. 30, 2018	May 31, 2018	Aug. 10, 2018	Jun. 27, 2018	May 30, 2017
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price				$ 0.60	$ 0.50
Number of Warrants Outstanding (in Shares)	4,700,988	57,062,190	4,700,988			0
Weighted Average remaining contractual life		2 years 357 days	3 years 357 days
Weighted average exercise price of outstanding warrants	$ 0	$ 0.53	$ 0.69
Number of warrants exercisable (in Shares)		57,062,190	4,700,988
Weighted average exercise price of exercisable warrants		$ 0.53	$ 0.69
Warrant Exercisable at $0.49 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 0.49
Number of Warrants Outstanding (in Shares)		35,782,952
Weighted Average remaining contractual life		2 years 354 days
Weighted average exercise price of outstanding warrants		$ 0.49
Number of warrants exercisable (in Shares)		35,782,952
Weighted average exercise price of exercisable warrants		$ 0.49
Warrants Exercisable at $0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 0.50
Number of Warrants Outstanding (in Shares)		2,736,500
Weighted Average remaining contractual life		3 years 83 days
Weighted average exercise price of outstanding warrants		$ 0.50
Number of warrants exercisable (in Shares)		2,736,500
Weighted average exercise price of exercisable warrants		$ 0.50
Warrant Exercisable at $0.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 0.60	$ 0.60
Number of Warrants Outstanding (in Shares)		17,500,000	1,875,000
Weighted Average remaining contractual life		3 years	4 years 350 days
Weighted average exercise price of outstanding warrants		$ 0.60	$ 0.60
Number of warrants exercisable (in Shares)		17,500,000	1,875,000
Weighted average exercise price of exercisable warrants		$ 0.60	$ 0.60
Warrant Exercisable at $0.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 0.75	$ 0.75
Number of Warrants Outstanding (in Shares)		1,042,738	2,825,988
Weighted Average remaining contractual life		2 years 226 days	3 years 120 days
Weighted average exercise price of outstanding warrants		$ 0.75	$ 0.75
Number of warrants exercisable (in Shares)		1,042,738	2,825,988
Weighted average exercise price of exercisable warrants		$ 0.75	$ 0.75